Allowance for Credit Losses - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Financing Receivable Allowance For Credit Losses [Line Items]
credit loss write off			$ 20,489	$ 18,309
Cumulative Effect, Period of Adoption, Adjustment
Financing Receivable Allowance For Credit Losses [Line Items]
Allowance for credit losses increase (decrease)	$ 5,017	$ 9,918	$ 13,581	$ 24,792